SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2020

Defensive Strategy Fund

Description	Shares	Market Value ($ Thousands)

AFFILIATED INVESTMENT FUNDS — 99.9%

Fixed Income Funds — 55.9%
SEI Daily Income Trust Short Duration Government Fund, Cl Y	470,424	$4,972
SEI Institutional Managed Trust Conservative Income Fund, Cl Y	248,619	2,486
SEI Institutional Managed Trust Core Fixed Income Fund, Cl Y	84,206	996
SEI Institutional Managed Trust Real Return Fund, Cl Y	78,776	830

Total Fixed Income Funds (Cost $9,141) ($ Thousands)		9,284

Multi-Asset Funds — 30.0%
SEI Institutional Managed Trust Multi-Asset Capital Stability Fund, Cl Y	318,436	3,315
SEI Institutional Managed Trust Multi-Asset Income Fund, Cl Y	72,701	829
SEI Institutional Managed Trust Multi-Asset Inflation Managed Fund, Cl Y	102,948	831

Total Multi-Asset Funds (Cost $4,749) ($ Thousands)		4,975

Equity Funds — 9.0%
SEI Institutional Managed Trust Global Managed Volatility Fund, Cl Y	76,662	832

Description	Shares	Market Value ($ Thousands)

AFFILIATED INVESTMENT FUNDS (continued)
SEI Institutional Managed Trust U.S. Managed Volatility Fund, Cl Y	38,523	$668

Total Equity Funds (Cost $1,312) ($ Thousands)		1,500

Money Market Fund — 5.0%
SEI Daily Income Trust Government Fund, Cl F, 0.010%**	828,730	829

Total Money Market Fund (Cost $829) ($ Thousands)		829

Total Investments in Securities — 99.9% (Cost $16,031) ($ Thousands)		$16,588

Percentages are based on Net Assets of $16,597 ($ Thousands).

** Rate shown is the 7-day effective yield as of December 31, 2020.

Cl — Class

As of December 31, 2020, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

As of December 31, 2020, there were no transfers in or out of Level 3.

For more information regarding the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Fund’s most recent financial statements.

The following is summary of the transactions with affiliates for the period ended December 31, 2020 ($ Thousands):

Security Description	Value 3/31/2020	Purchases at Cost	Proceeds from Sales	Realized Gain/ (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value 12/31/2020	Shares	Dividend Income	Capital Gains

SEI Daily Income Trust Short Duration Government Fund, Cl Y	$4,903	$12,051	$(11,962)	$(20)	$—	$4,972	470,424	$113	$—

SEI Institutional Managed Trust Conservative Income, Cl Y	2,424	5,985	(5,921)	(2)	—	2,486	248,619	8	—

SEI Institutional Managed Trust Core Fixed Income Fund, Cl Y	1,002	2,512	(2,492)	(46)	20	996	84,206	120	29

SEI Institutional Managed Trust Real Return Fund, Cl Y	810	1,965	(2,026)	46	35	830	78,776	11	—

SEI Institutional Managed Trust Multi-Asset Capital Stability, Cl Y	3,240	7,942	(8,117)	131	119	3,315	318,436	50	43

SEI Institutional Managed Trust Multi-Asset Income Fund, Cl Y	856	1,926	(2,232)	102	177	829	72,701	41	—

SEI Institutional Managed Trust Multi-Asset Inflation Managed Fund, Cl Y	827	2,001	(2,131)	(92)	226	831	102,948	14	—

SEI Institutional Managed Trust Global Managed Volatility Fund, Cl Y	887	2,104	(2,431)	36	236	832	76,662	9	4

SEI Institutional Managed Trust U.S. Managed Volatility Fund, Cl Y	705	1,703	(2,025)	80	205	668	38,523	19	1

SEI Daily Income Trust Government Fund, Cl F	808	1,995	(1,974)	—	—	829	828,730	—	—

Totals	$16,462	$40,184	$(41,311)	$235	$1,018	$16,588		$385	$77

Amounts designated as “ – ” are $0 or have been rounded to $0.

SEI Asset Allocation Trust / Quarterly Report / December 31, 2020	1

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2020

Defensive Strategy Allocation Fund

Description	Shares	Market Value ($ Thousands)

AFFILIATED INVESTMENT FUNDS — 99.9%

Money Market Fund — 80.7%
SEI Daily Income Trust Government Fund, Cl F, 0.010%*†	5,091,501	$5,092

Total Money Market Fund (Cost $5,092) ($ Thousands)		5,092

Fixed Income Fund — 19.2%
SEI Institutional Managed Trust High Yield Bond Fund, Cl Y	179,595	1,215

Total Fixed Income Fund (Cost $1,167) ($ Thousands)		1,215

Total Investments in Securities — 99.9% (Cost $6,259) ($ Thousands)		$6,307

Percentages are based on Net Assets of $6,313 ($ Thousands).

Cl — Class

* Represents greater than 50% of the Fund’s total investments. For further financial information, available upon request at no charge, please go to the Securities Exchange Commission’s website at http://www.sec.gov or call 1-800-DIAL-SEI.

† Rate shown is the 7-day effective yield as of December 31, 2020.

As of December 31, 2020, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

As of December 31, 2020, there were no transfers in or out of Level 3.

For more information regarding the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Fund’s most recent financial statements.

The following is summary of the transactions with affiliates for the period ended December 31, 2020 ($ Thousands):

Security Description	Value 3/31/2020	Purchases at Cost	Proceeds from Sales	Realized Gain/ (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value 12/31/2020	Shares	Dividend Income	Capital Gains

SEI Daily Income Trust Government Fund, Cl F	$6,090	$1,294	$(2,292)	$ —	$ —	$5,092	5,091,501	$2	$—

SEI Institutional Managed Trust High Yield Bond Fund, Cl Y	1,484	338	(819)	(89)	301	1,215	179,595	85	—

Totals	$7,574	$1,632	$(3,111)	$(89)	$301	$6,307		$87	$—

Amounts designated as “ – ” are $0 or have been rounded to $0.

2	SEI Asset Allocation Trust / Quarterly Report / December 31, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2020

Conservative Strategy Fund

Description	Shares	Market Value ($ Thousands)

AFFILIATED INVESTMENT FUNDS — 100.0%

Fixed Income Funds — 50.9%
SEI Daily Income Trust Short Duration Government Fund, Cl Y	1,083,930	$11,457
SEI Daily Income Trust Ultra Short Duration Bond Fund, Cl Y	325,718	3,055
SEI Institutional International Trust Emerging Markets Debt Fund, Cl Y	216,648	2,301
SEI Institutional Managed Trust Conservative Income Fund, Cl Y	763,810	7,638
SEI Institutional Managed Trust Core Fixed Income Fund, Cl Y	776,442	9,185
SEI Institutional Managed Trust High Yield Bond Fund, Cl Y	339,837	2,301
SEI Institutional Managed Trust Real Return Fund, Cl Y	290,422	3,058

Total Fixed Income Funds (Cost $38,116) ($ Thousands)		38,995

Multi-Asset Funds — 31.0%
SEI Institutional Managed Trust Multi-Asset Accumulation Fund, Cl Y	234,415	2,312
SEI Institutional Managed Trust Multi-Asset Capital Stability Fund, Cl Y	1,248,032	12,992
SEI Institutional Managed Trust Multi-Asset Income Fund, Cl Y	402,549	4,593
SEI Institutional Managed Trust Multi-Asset Inflation Managed Fund, Cl Y	475,280	3,836

Total Multi-Asset Funds (Cost $23,365) ($ Thousands)		23,733

Equity Funds — 18.1%
SEI Institutional Managed Trust Global Managed Volatility Fund, Cl Y	777,230	8,433
SEI Institutional Managed Trust U.S. Managed Volatility Fund, Cl Y	310,907	5,394

Total Equity Funds (Cost $12,967) ($ Thousands)		13,827

Total Investments in Securities — 100.0% (Cost $74,448) ($ Thousands)		$76,555

Percentages are based on Net Assets of $76,574 ($ Thousands).

Cl — Class

As of December 31, 2020, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

As of December 31, 2020, there were no transfers in or out of Level 3.

For more information regarding the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Fund’s most recent financial statements.

SEI Asset Allocation Trust / Quarterly Report / December 31, 2020	3

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2020

Conservative Strategy Fund

The following is summary of the transactions with affiliates for the period ended December 31, 2020 ($ Thousands):

Security Description	Value 3/31/2020	Purchases at Cost	Proceeds from Sales	Realized Gain/ (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value 12/31/2020	Shares	Dividend Income	Capital Gains

SEI Daily Income Trust Short Duration Government Fund, Cl Y	$10,110	$1,965	$(617)	$—	$(1)	$11,457	1,083,930	$110	$—

SEI Daily Income Trust Ultra Short Duration Bond Fund, Cl Y	2,697	482	(194)	—	70	3,055	325,718	30	—

SEI Institutional International Trust Emerging Markets Debt Fund, Cl Y	2,005	345	(520)	(16)	487	2,301	216,648	18	—

SEI Institutional Managed Trust Conservative Income Fund, Cl Y	6,706	1,283	(351)	—	—	7,638	763,810	16	—

SEI Institutional Managed Trust Core Fixed Income Fund, Cl Y	8,118	1,679	(787)	10	165	9,185	776,442	382	83

SEI Institutional Managed Trust High Yield Bond Fund, Cl Y	2,035	418	(501)	(87)	436	2,301	339,837	141	—

SEI Institutional Managed Trust Real Return Fund, Cl Y	2,677	430	(195)	2	144	3,058	290,422	19	—

SEI Institutional Managed Trust Multi-Asset Accumulation Fund, Cl Y	2,012	392	(353)	(19)	280	2,312	234,415	23	87

SEI Institutional Managed Trust Multi-Asset Capital Stability Fund, Cl Y	11,387	1,751	(631)	5	480	12,992	1,248,032	85	51

SEI Institutional Managed Trust Multi-Asset Income Fund, Cl Y	4,064	560	(817)	(6)	792	4,593	402,549	104	—

SEI Institutional Managed Trust Multi-Asset Inflation Managed Fund, Cl Y	3,370	547	(354)	(92)	365	3,836	475,280	64	—

SEI Institutional Managed Trust Global Managed Volatility Fund, Cl Y	7,315	1,502	(1,800)	(184)	1,600	8,433	777,230	91	13

SEI Institutional Managed Trust U.S. Managed Volatility Fund, Cl Y	4,624	1,126	(1,524)	(93)	1,261	5,394	310,907	94	2

Totals	$67,120	$12,480	$(8,644)	$(480)	$6,079	$76,555		$1,177	$236

Amounts designated as “ – ” are $0 or have been rounded to $0.

4	SEI Asset Allocation Trust / Quarterly Report / December 31, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2020

Conservative Strategy Allocation Fund

Description	Shares	Market Value ($ Thousands)

AFFILIATED INVESTMENT FUNDS — 99.8%

Equity Funds — 47.1%
SEI Institutional Managed Trust Real Estate Fund, Cl Y	333,900	$4,748
SEI Institutional Managed Trust U.S. Managed Volatility Fund, Cl Y	549,070	9,526

Total Equity Funds (Cost $10,474) ($ Thousands)		14,274

Fixed Income Fund — 32.9%
SEI Institutional Managed Trust High Yield Bond Fund, Cl Y	1,471,237	9,960

Total Fixed Income Fund (Cost $9,604) ($ Thousands)		9,960

Description	Shares	Market Value ($ Thousands)

AFFILIATED INVESTMENT FUNDS (continued)

Money Market Fund — 19.8%
SEI Daily Income Trust Government Fund, Cl F, 0.010%*	6,018,635	$6,019

Total Money Market Fund (Cost $6,019) ($ Thousands)		6,019

Total Investments in Securities — 99.8% (Cost $26,097) ($ Thousands)		$30,253

Percentages are based on Net Assets of $30,302 ($ Thousands).

Cl — Class

*	Rate shown is the 7-day effective yield as of December 31, 2020.

As of December 31, 2020, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

As of December 31, 2020, there were no transfers in or out of Level 3.

For more information regarding the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Fund’s most recent financial statements.

The following is summary of the transactions with affiliates for the period ended December 31, 2020 ($ Thousands):

Security Description	Value 3/31/2020	Purchases at Cost	Proceeds from Sales	Realized Gain/ (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value 12/31/2020	Shares	Dividend Income	Capital Gains

SEI Institutional Managed Trust Real Estate Fund, Cl Y	$4,920	$1,839	$(2,926)	$(497)	$1,412	$4,748	333,900	$137	$178

SEI Institutional Managed Trust U.S. Managed Volatility Fund, Cl Y	9,645	1,100	(3,492)	81	2,192	9,526	549,070	181	4

SEI Institutional Managed Trust High Yield Bond Fund, Cl Y	10,517	1,573	(3,790)	(525)	2,185	9,960	1,471,237	679	—

SEI Daily Income Trust Government Fund, Cl F	6,227	1,471	(1,679)	—	—	6,019	6,018,635	3	—

Totals	$31,309	$5,983	$(11,887)	$(941)	$5,789	$30,253		$1,000	$182

Amounts designated as “ – ” are $0 or have been rounded to $0.

SEI Asset Allocation Trust / Quarterly Report / December 31, 2020	5

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2020

Moderate Strategy Fund

Description	Shares	Market Value ($ Thousands)

AFFILIATED INVESTMENT FUNDS — 100.0%

Fixed Income Funds — 35.9%
SEI Daily Income Trust Short Duration Government Fund, Cl Y	1,320,937	$13,962
SEI Daily Income Trust Ultra Short Duration Bond Fund, Cl Y	558,194	5,236
SEI Institutional International Trust Emerging Markets Debt Fund, Cl Y	493,483	5,241
SEI Institutional Managed Trust Core Fixed Income Fund, Cl Y	2,364,480	27,972
SEI Institutional Managed Trust High Yield Bond Fund, Cl Y	775,680	5,251
SEI Institutional Managed Trust Real Return Fund, Cl Y	497,704	5,241

Total Fixed Income Funds (Cost $61,419) ($ Thousands)		62,903

Multi-Asset Funds — 35.0%
SEI Institutional Managed Trust Multi-Asset Accumulation Fund, Cl Y	2,669,350	26,320
SEI Institutional Managed Trust Multi-Asset Capital Stability Fund, Cl Y	1,676,549	17,453
SEI Institutional Managed Trust Multi-Asset Income Fund, Cl Y	765,476	8,734

Description	Shares	Market Value ($ Thousands)

AFFILIATED INVESTMENT FUNDS (continued)
SEI Institutional Managed Trust Multi-Asset Inflation Managed Fund, Cl Y	1,084,026	$8,748

Total Multi-Asset Funds (Cost $61,040) ($ Thousands)		61,255

Equity Funds — 29.1%
SEI Institutional Managed Trust Global Managed Volatility Fund, Cl Y	2,421,727	26,276
SEI Institutional Managed Trust Large Cap Fund, Cl Y	458,299	7,030
SEI Institutional Managed Trust U.S. Managed Volatility Fund, Cl Y	1,014,099	17,594

Total Equity Funds (Cost $47,430) ($ Thousands)		50,900

Total Investments in Securities — 100.0% (Cost $169,889) ($ Thousands)		$175,058

Percentages are based on Net Assets of $175,098 ($ Thousands).

Cl — Class

As of December 31, 2020, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

As of December 31, 2020, there were no transfers in or out of Level 3.

For more information regarding the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Fund’s most recent financial statements.

6	SEI Asset Allocation Trust / Quarterly Report / December 31, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2020

Moderate Strategy Fund

The following is summary of the transactions with affiliates for the period ended December 31, 2020 ($ Thousands):

Security Description	Value 3/31/2020	Purchases at Cost	Proceeds from Sales	Realized Gain/ (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value 12/31/2020	Shares	Dividend Income	Capital Gains

SEI Daily Income Trust Short Duration Government Fund, Cl Y	$11,841	$4,361	$(2,240)	$(3)	$3	$13,962	1,320,937	$133	$—

SEI Daily Income Trust Ultra Short Duration Bond Fund, Cl Y	4,450	1,557	(889)	—	118	5,236	558,194	50	—

SEI Institutional International Trust Emerging Markets Debt Fund, Cl Y	4,375	1,445	(1,637)	(91)	1,149	5,241	493,483	39	—

SEI Institutional Managed Trust Core Fixed Income Fund, Cl Y	23,759	9,089	(5,439)	73	490	27,972	2,364,480	1,115	238

SEI Institutional Managed Trust High Yield Bond Fund, Cl Y	4,465	1,650	(1,644)	(135)	915	5,251	775,680	314	—

SEI Institutional Managed Trust Real Return Fund, Cl Y	4,388	1,483	(874)	16	228	5,241	497,704	32	—

SEI Institutional Managed Trust Multi-Asset Accumulation Fund, Cl Y	21,954	7,619	(6,222)	(330)	3,299	26,320	2,669,350	249	932

SEI Institutional Managed Trust Multi-Asset Capital Stability Fund, Cl Y	14,655	5,094	(2,930)	40	594	17,453	1,676,549	111	65

SEI Institutional Managed Trust Multi-Asset Income Fund, Cl Y	7,433	2,106	(2,267)	4	1,458	8,734	765,476	195	—

SEI Institutional Managed Trust Multi-Asset Inflation Managed Fund, Cl Y	7,394	2,494	(1,739)	(459)	1,058	8,748	1,084,026	147	—

SEI Institutional Managed Trust Global Managed Volatility Fund, Cl Y	21,844	6,599	(6,313)	(566)	4,712	26,276	2,421,727	284	39

SEI Institutional Managed Trust Large Cap Fund, Cl Y	5,768	1,998	(2,970)	(11)	2,245	7,030	458,299	95	160

SEI Institutional Managed Trust U.S. Managed Volatility Fund, Cl Y	14,464	4,427	(4,876)	(314)	3,893	17,594	1,014,099	295	6

Totals	$146,790	$49,922	$(40,040)	$(1,776)	$20,162	$175,058		$3,059	$1,440

Amounts designated as “ – ” are $0 or have been rounded to $0.

SEI Asset Allocation Trust / Quarterly Report / December 31, 2020	7

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2020

Moderate Strategy Allocation Fund

Description	Shares	Market Value ($ Thousands)

AFFILIATED INVESTMENT FUNDS — 99.9%

Equity Funds — 67.6%
SEI Institutional International Trust International Equity Fund, Cl Y	282,662	$3,576
SEI Institutional Managed Trust Real Estate Fund, Cl Y	254,720	3,622
SEI Institutional Managed Trust Tax-Managed Large Cap Fund, Cl Y	227,528	6,883
SEI Institutional Managed Trust U.S. Managed Volatility Fund, Cl Y	1,740,448	30,197

Total Equity Funds (Cost $26,687) ($ Thousands)		44,278

Fixed Income Fund — 17.9%
SEI Institutional Managed Trust High Yield Bond Fund, Cl Y	1,736,410	11,755

Total Fixed Income Fund (Cost $11,834) ($ Thousands)		11,755

Description	Shares	Market Value ($ Thousands)

AFFILIATED INVESTMENT FUNDS (continued)

Money Market Fund — 14.4%
SEI Daily Income Trust Government Fund, Cl F, 0.010%*	9,434,414	$9,434

Total Money Market Fund (Cost $9,434) ($ Thousands)		9,434

Total Investments in Securities — 99.9% (Cost $47,955) ($ Thousands)		$65,467

Percentages are based on Net Assets of $65,517 ($ Thousands).

Cl — Class

*	Rate shown is the 7-day effective yield as of December 31, 2020.

As of December 31, 2020, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

As of December 31, 2020, there were no transfers in or out of Level 3.

For more information regarding the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Fund’s most recent financial statements.

The following is summary of the transactions with affiliates for the period ended December 31, 2020 ($ Thousands):

Security Description	Value 3/31/2020	Purchases at Cost	Proceeds from Sales	Realized Gain/ (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value 12/31/2020	Shares	Dividend Income	Capital Gains

SEI Institutional International Trust International Equity Fund, Cl Y	$3,303	$169	$(1,290)	$286	$1,108	$3,576	282,662	$43	$—

SEI Institutional Managed Trust Real Estate Fund, Cl Y	3,320	839	(1,127)	(103)	693	3,622	254,720	99	134

SEI Institutional Managed Trust Tax-Managed Large Cap Fund, Cl Y	6,287	561	(2,232)	988	1,279	6,883	227,528	100	94

SEI Institutional Managed Trust U.S. Managed Volatility Fund, Cl Y	27,648	1,416	(5,519)	(85)	6,737	30,197	1,740,448	544	12

SEI Institutional Managed Trust High Yield Bond Fund, Cl Y	11,119	1,570	(2,773)	(496)	2,335	11,755	1,736,410	768	—

SEI Daily Income Trust Government Fund, Cl F	8,834	2,119	(1,519)	—	—	9,434	9,434,414	4	—

Totals	$60,511	$6,674	$(14,460)	$590	$12,152	$65,467		$1,558	$240

Amounts designated as “ – ” are $0 or have been rounded to $0.

8	SEI Asset Allocation Trust / Quarterly Report / December 31, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2020

Aggressive Strategy Fund

Description	Shares	Market Value ($ Thousands)

AFFILIATED INVESTMENT FUNDS — 100.0%

Equity Funds — 63.2%
SEI Institutional International Trust Emerging Markets Equity Fund, Cl Y	866,190	$12,482
SEI Institutional International Trust International Equity Fund, Cl Y	2,928,521	37,046
SEI Institutional Managed Trust Dynamic Asset Allocation Fund, Cl Y	896,372	14,046
SEI Institutional Managed Trust Large Cap Fund, Cl Y	2,401,139	36,834
SEI Institutional Managed Trust Small Cap Fund, Cl Y	757,804	10,533

Total Equity Funds (Cost $80,873) ($ Thousands)		110,941

Multi-Asset Fund — 19.9%
SEI Institutional Managed Trust Multi-Asset Accumulation Fund, Cl Y	3,551,299	35,016

Total Multi-Asset Fund (Cost $34,060) ($ Thousands)		35,016

Description	Shares	Market Value ($ Thousands)

AFFILIATED INVESTMENT FUNDS (continued)

Fixed Income Funds — 16.9%
SEI Institutional International Trust Emerging Markets Debt Fund, Cl Y	986,062	$10,472
SEI Institutional Managed Trust Core Fixed Income Fund, Cl Y	738,222	8,733
SEI Institutional Managed Trust High Yield Bond Fund, Cl Y	1,549,933	10,493

Total Fixed Income Funds (Cost $28,418) ($ Thousands)		29,698

Total Investments in Securities — 100.0% (Cost $143,351) ($ Thousands)		$175,655

Percentages are based on Net Assets of $175,665 ($ Thousands).

Cl — Class

As of December 31, 2020, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

As of December 31, 2020, there were no transfers in or out of Level 3.

For more information regarding the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Fund’s most recent financial statements.

The following is summary of the transactions with affiliates for the period ended December 31, 2020 ($ Thousands):

Security Description	Value 3/31/2020	Purchases at Cost	Proceeds from Sales	Realized Gain/ (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value 12/31/2020	Shares	Dividend Income	Capital Gains

SEI Institutional International Trust Emerging Markets Equity Fund, Cl Y	$9,931	$517	$(3,046)	$252	$4,828	$12,482	866,190	$92	$—

SEI Institutional International Trust International Equity Fund, Cl Y	30,041	1,106	(7,291)	880	12,310	37,046	2,928,521	438	—

SEI Institutional Managed Trust Dynamic Asset Allocation Fund, Cl Y	11,395	1,525	(2,946)	690	3,382	14,046	896,372	782	225

SEI Institutional Managed Trust Large Cap Fund, Cl Y	29,985	2,746	(7,469)	(382)	11,954	36,834	2,401,139	499	938

SEI Institutional Managed Trust Small Cap Fund, Cl Y	8,452	1,386	(4,426)	(737)	5,858	10,533	757,804	46	—

SEI Institutional Managed Trust Multi-Asset Accumulation Fund, Cl Y	28,694	7,599	(5,107)	(348)	4,178	35,016	3,551,299	366	1,371

SEI Institutional International Trust Emerging Markets Debt Fund, Cl Y	8,577	1,201	(1,359)	(86)	2,139	10,472	986,062	77	—

SEI Institutional Managed Trust Core Fixed Income Fund, Cl Y	7,238	2,799	(1,437)	(1)	134	8,733	738,222	370	82

SEI Institutional Managed Trust High Yield Bond Fund, Cl Y	8,715	1,717	(1,452)	(260)	1,773	10,493	1,549,933	648	—

Totals	$143,028	$20,596	$(34,533)	$8	$46,556	$175,655		$3,318	$2,616

Amounts designated as “ – ” are $0 or have been rounded to $0.

SEI Asset Allocation Trust / Quarterly Report / December 31, 2020	9

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2020

Tax-Managed Aggressive Strategy Fund

Description	Shares	Market Value ($ Thousands)

AFFILIATED INVESTMENT FUNDS — 100.0%

Equity Funds — 88.5%
SEI Institutional International Trust Emerging Markets Equity Fund, Cl Y	114,794	$1,654
SEI Institutional International Trust International Equity Fund, Cl Y	1,041,624	13,177
SEI Institutional Managed Trust Tax-Managed Large Cap Fund, Cl Y *	1,498,556	45,331
SEI Institutional Managed Trust Tax-Managed Small/Mid Cap Fund, Cl Y	472,232	11,414

Total Equity Funds (Cost $35,699) ($ Thousands)		71,576

Fixed Income Funds — 11.5%
SEI Institutional International Trust Emerging Markets Debt Fund, Cl Y	292,799	3,109
SEI Institutional Managed Trust High Yield Bond Fund, Cl Y	917,525	6,212

Total Fixed Income Funds (Cost $9,287) ($ Thousands)		9,321

Total Investments in Securities — 100.0% (Cost $44,986) ($ Thousands)		$80,897

Percentages are based on Net Assets of $80,913 ($ Thousands).

* Represents greater than 50% of the Fund’s total investments. For further financial information, available upon request at no charge, please go to the Securities Exchange Commission’s website at http://www.sec.gov or call 1-800-DIAL-SEI.

As of December 31, 2020, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurement and disclosure under U.S. GAAP.

As of December 31, 2020, there were no transfers in or out of Level 3.

For more information regarding the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Fund’s most recent financial statements.

Cl — Class

The following is summary of the transactions with affiliates for the period ended December 31, 2020 ($ Thousands):

Security Description	Value 3/31/2020	Purchases at Cost	Proceeds from Sales	Realized Gain/ (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value 12/31/2020	Shares	Dividend Income	Capital Gains

SEI Institutional International Trust Emerging Markets Equity Fund, Cl Y	$1,169	$72	$(208)	$(4)	$625	$1,654	114,794	$12	$—

SEI Institutional International Trust International Equity Fund, Cl Y	9,479	627	(1,250)	(31)	4,352	13,177	1,041,624	156	—

SEI Institutional Managed Trust Tax-Managed Large Cap Fund, Cl Y	33,041	2,228	(2,611)	57	12,616	45,331	1,498,556	576	601

SEI Institutional Managed Trust Tax-Managed Small/Mid Cap Fund, Cl Y	8,238	230	(1,581)	(40)	4,567	11,414	472,232	44	—

SEI Institutional International Trust Emerging Markets Debt Fund, Cl Y	2,310	324	(93)	(10)	578	3,109	292,799	23	—

SEI Institutional Managed Trust High Yield Bond Fund, Cl Y	4,684	1,022	(324)	(57)	887	6,212	917,525	372	—

Totals	$58,921	$4,503	$(6,067)	$(85)	$23,625	$80,897		$1,183	$601

Amounts designated as “–” are $0 or have been rounded to $0.

10	SEI Asset Allocation Trust / Quarterly Report / December 31, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2020

Core Market Strategy Fund

Description	Shares	Market Value ($ Thousands)

AFFILIATED INVESTMENT FUNDS — 100.0%

Fixed Income Funds — 34.9%
SEI Institutional International Trust Emerging Markets Debt Fund, Cl Y	379,236	$4,028
SEI Institutional Managed Trust Core Fixed Income Fund, Cl Y	1,701,308	20,126
SEI Institutional Managed Trust High Yield Bond Fund, Cl Y	596,008	4,035

Total Fixed Income Funds (Cost $26,647) ($ Thousands)		28,189

Multi-Asset Funds — 33.0%
SEI Institutional Managed Trust Multi-Asset Accumulation Fund, Cl Y	1,644,319	16,213
SEI Institutional Managed Trust Multi-Asset Income Fund, Cl Y	353,283	4,031
SEI Institutional Managed Trust Multi-Asset Inflation Managed Fund, Cl Y	798,702	6,446

Total Multi-Asset Funds (Cost $26,469) ($ Thousands)		26,690

Equity Funds — 32.1%
SEI Institutional International Trust Emerging Markets Equity Fund, Cl Y	170,734	2,460

Description	Shares	Market Value ($ Thousands)

AFFILIATED INVESTMENT FUNDS (continued)
SEI Institutional International Trust International Equity Fund, Cl Y	636,659	$8,054
SEI Institutional Managed Trust Dynamic Asset Allocation Fund, Cl Y	258,712	4,054
SEI Institutional Managed Trust Large Cap Fund, Cl Y	581,188	8,915
SEI Institutional Managed Trust Small Cap Fund, Cl Y	173,885	2,417

Total Equity Funds (Cost $17,400) ($ Thousands)		25,900

Total Investments in Securities — 100.0% (Cost $70,516) ($ Thousands)		$80,779

Percentages are based on Net Assets of $80,809 ($ Thousands).

Cl — Class

As of December 31, 2020, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

As of December 31, 2020, there were no transfers in or out of Level 3.

For more information regarding the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Fund’s most recent financial statements.

The following is summary of the transactions with affiliates for the period ended December 31, 2020 ($ Thousands):

Security Description	Value 3/31/2020	Purchases at Cost	Proceeds from Sales	Realized Gain/ (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value 12/31/2020	Shares	Dividend Income	Capital Gains

SEI Institutional International Trust Emerging Markets Debt Fund, Cl Y	$3,628	$192	$(605)	$(47)	$860	$4,028	379,236	$31	$—

SEI Institutional Managed Trust Core Fixed Income Fund, Cl Y	18,371	4,011	(2,607)	27	324	20,126	1,701,308	857	187

SEI Institutional Managed Trust High Yield Bond Fund, Cl Y	3,687	372	(622)	(81)	679	4,035	596,008	255	—

SEI Institutional Managed Trust Multi-Asset Accumulation Fund, Cl Y	14,567	2,003	(2,185)	(151)	1,979	16,213	1,644,319	170	636

SEI Institutional Managed Trust Multi-Asset Income Fund, Cl Y	3,683	218	(553)	(26)	709	4,031	353,283	92	—

SEI Institutional Managed Trust Multi-Asset Inflation Managed Fund, Cl Y	5,861	816	(687)	(150)	606	6,446	798,702	108	—

SEI Institutional International Trust Emerging Markets Equity Fund, Cl Y	2,159	195	(932)	110	928	2,460	170,734	18	—

SEI Institutional International Trust International Equity Fund, Cl Y	7,294	658	(2,904)	270	2,736	8,054	636,659	96	—

SEI Institutional Managed Trust Dynamic Asset Allocation Fund, Cl Y	3,612	871	(1,667)	289	949	4,054	258,712	227	66

SEI Institutional Managed Trust Large Cap Fund, Cl Y	7,977	1,575	(3,559)	140	2,782	8,915	581,188	126	229

SEI Institutional Managed Trust Small Cap Fund, Cl Y	2,154	471	(1,431)	4	1,219	2,417	173,885	11	—

Totals	$72,993	$11,382	$(17,752)	$385	$13,771	$80,779		$1,991	$1,118

Amounts designated as “ – ” are $0 or have been rounded to $0.

SEI Asset Allocation Trust / Quarterly Report / December 31, 2020	11

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2020

Core Market Strategy Allocation Fund

Description	Shares	Market Value ($ Thousands)

AFFILIATED INVESTMENT FUNDS — 100.0%

Equity Funds — 88.3%
SEI Institutional International Trust Emerging Markets Equity Fund, Cl Y	36,916	$532
SEI Institutional International Trust International Equity Fund, Cl Y	334,712	4,234
SEI Institutional Managed Trust Tax-Managed Large Cap Fund, Cl Y *	491,088	14,855
SEI Institutional Managed Trust Tax-Managed Small/Mid Cap Fund, Cl Y	152,151	3,678

Total Equity Funds (Cost $11,149) ($ Thousands)		23,299

Fixed Income Funds — 11.7%
SEI Institutional International Trust Emerging Markets Debt Fund, Cl Y	97,927	1,040
SEI Institutional Managed Trust High Yield Bond Fund, Cl Y	303,297	2,053

Total Fixed Income Funds (Cost $3,057) ($ Thousands)		3,093

Total Investments in Securities — 100.0% (Cost $14,206) ($ Thousands)		$26,392

Percentages are based on Net Assets of $26,397 ($ Thousands).

* Represents greater than 50% of the Fund’s total investments. For further financial information, available upon request at no charge, please go to the Securities Exchange Commission’s website at http://www.sec.gov or call 1-800-DIAL-SEI.

As of December 31, 2020, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurement and disclosure under U.S. GAAP.

As of December 31, 2020, there were no transfers in or out of Level 3.

For more information regarding the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Fund’s most recent financial statements.

Cl — Class

The following is summary of the transactions with affiliates for the period ended December 31, 2020 ($ Thousands):

Security Description	Value 3/31/2020	Purchases at Cost	Proceeds from Sales	Realized Gain/ (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value 12/31/2020	Shares	Dividend Income	Capital Gains

SEI Institutional International Trust Emerging Markets Equity Fund, Class Y	$408	$17	$(104)	$9	$202	$532	36,916	$4	$—

SEI Institutional International Trust International Equity Fund, Class Y	3,325	141	(699)	40	1,427	4,234	334,712	51	—

SEI Institutional Managed Trust Tax Managed Large Cap Fund, Class Y	11,522	451	(1,431)	234	4,079	14,855	491,088	194	197

SEI Institutional Managed Trust Tax-Managed Small/Mid Cap Fund, Class Y	2,872	102	(842)	43	1,503	3,678	152,151	15	—

SEI Institutional International Trust Emerging Markets Debt Fund, Class Y	800	80	(38)	(2)	200	1,040	97,927	8	—

SEI Institutional Managed Trust High Yield Bond Fund, Class Y	1,575	285	(95)	(11)	299	2,053	303,297	125	—

Totals	$20,502	$1,076	$(3,209)	$313	$7,710	$26,392		$397	$197

Amounts designated as “ – ” are $0 or have been rounded to $0.

12	SEI Asset Allocation Trust / Quarterly Report / December 31, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2020

Market Growth Strategy Fund

Description	Shares	Market Value ($ Thousands)

AFFILIATED INVESTMENT FUNDS — 100.0%

Equity Funds — 44.1%
SEI Institutional International Trust Emerging Markets Equity Fund, Cl Y	556,542	$8,020
SEI Institutional International Trust International Equity Fund, Cl Y	2,334,870	29,536
SEI Institutional Managed Trust Dynamic Asset Allocation Fund, Cl Y	754,985	11,831
SEI Institutional Managed Trust Large Cap Fund, Cl Y	2,056,262	31,543
SEI Institutional Managed Trust Small Cap Fund, Cl Y	420,173	5,840

Total Equity Funds (Cost $62,653) ($ Thousands)		86,770

Multi-Asset Funds — 32.0%
SEI Institutional Managed Trust Multi-Asset Accumulation Fund, Cl Y	3,999,286	39,433
SEI Institutional Managed Trust Multi-Asset Income Fund, Cl Y	685,813	7,825
SEI Institutional Managed Trust Multi-Asset Inflation Managed Fund, Cl Y	1,935,793	15,622

Total Multi-Asset Funds (Cost $64,156) ($ Thousands)		62,880

Description	Shares	Market Value ($ Thousands)

AFFILIATED INVESTMENT FUNDS (continued)

Fixed Income Funds — 23.9%
SEI Institutional International Trust Emerging Markets Debt Fund, Cl Y	922,012	$9,792
SEI Institutional Managed Trust Core Fixed Income Fund, Cl Y	2,307,979	27,303
SEI Institutional Managed Trust High Yield Bond Fund, Cl Y	1,448,353	9,805

Total Fixed Income Funds (Cost $44,983) ($ Thousands)		46,900

Total Investments in Securities — 100.0% (Cost $171,792) ($ Thousands)		$196,550

Percentages are based on Net Assets of $196,587 ($ Thousands).

Cl — Class

As of December 31, 2020, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurement and disclosure under U.S. GAAP.

As of December 31, 2020, there were no transfers in or out of Level 3.

For more information regarding the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Fund’s most recent financial statements.

The following is summary of the transactions with affiliates for the period ended December 31, 2020 ($ Thousands):

Security Description	Value 3/31/2020	Purchases at Cost	Proceeds from Sales	Realized Gain/ (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value 12/31/20	Shares	Dividend Income	Capital Gains

SEI Institutional International Trust Emerging Markets Equity Fund, Cl Y	$6,713	$146	$(2,159)	$194	$3,126	$8,020	556,542	$59	$—

SEI Institutional International Trust International Equity Fund, Cl Y	25,629	1,523	(8,453)	876	9,961	29,536	2,334,870	352	—

SEI Institutional Managed Trust Dynamic Asset Allocation Fund, Cl Y	10,151	1,276	(3,116)	690	2,830	11,831	754,985	661	193

SEI Institutional Managed Trust Large Cap Fund, Cl Y	27,175	2,681	(8,465)	(136)	10,288	31,543	2,056,262	437	813

SEI Institutional Managed Trust Small Cap Fund, Cl Y	5,121	661	(2,875)	(488)	3,421	5,840	420,173	26	—

SEI Institutional Managed Trust Multi-Asset Accumulation Fund, Cl Y	33,413	5,143	(3,464)	(203)	4,544	39,433	3,999,286	419	1,569

SEI Institutional Managed Trust Multi-Asset Income Fund, Cl Y	6,906	592	(987)	(42)	1,356	7,825	685,813	177	—

SEI Institutional Managed Trust Multi-Asset Inflation Managed Fund, Cl Y	13,501	2,315	(1,284)	(360)	1,450	15,622	1,935,793	262	—

SEI Institutional International Trust Emerging Markets Debt Fund, Cl Y	8,499	543	(1,211)	(118)	2,079	9,792	922,012	75	—

SEI Institutional Managed Trust Core Fixed Income Fund, Cl Y	23,776	6,497	(3,392)	(9)	431	27,303	2,307,979	1,184	262

SEI Institutional Managed Trust High Yield Bond Fund, Cl Y	8,641	1,017	(1,296)	(239)	1,682	9,805	1,448,353	617	—

Totals	$169,525	$22,394	$(36,702)	$165	$41,168	$196,550		$4,269	$2,837

Amounts designated as “ – ” are $0 or have been rounded to $0.

SEI Asset Allocation Trust / Quarterly Report / December 31, 2020	13

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2020

Market Growth Strategy Allocation Fund

Description	Shares	Market Value ($ Thousands)

AFFILIATED INVESTMENT FUNDS — 100.0%

Equity Funds — 88.5%
SEI Institutional International Trust Emerging Markets Equity Fund, Cl Y	185,968	$2,680
SEI Institutional International Trust International Equity Fund, Cl Y	1,686,040	21,328
SEI Institutional Managed Trust Tax-Managed Large Cap Fund, Cl Y *	2,488,168	75,267
SEI Institutional Managed Trust Tax-Managed Small/Mid Cap Fund, Cl Y	775,289	18,739

Total Equity Funds (Cost $57,206) ($ Thousands)		118,014

Fixed Income Funds — 11.5%
SEI Institutional International Trust Emerging Markets Debt Fund, Cl Y	483,760	5,138
SEI Institutional Managed Trust High Yield Bond Fund, Cl Y	1,512,406	10,239

Total Fixed Income Funds (Cost $15,221) ($ Thousands)		15,377

Total Investments in Securities — 100.0% (Cost $72,427) ($ Thousands)		$133,391

Percentages are based on Net Assets of $133,416 ($ Thousands).

* Represents greater than 50% of the Fund’s total investments. For further financial information, available upon request at no charge, please go to the Securities Exchange Commission’s website at http://www.sec.gov or call 1-800-DIAL-SEI.

As of December 31, 2020, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

As of December 31, 2020, there were no transfers in or out of Level 3.

For more information regarding the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Fund’s most recent financial statements.

Cl — Class

The following is summary of the transactions with affiliates for the period ended December 31, 2020 ($ Thousands):

Security Description	Value 3/31/2020	Purchases at Cost	Proceeds from Sales	Realized Gain/ (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value 12/31/2020	Shares	Dividend Income	Capital Gains

SEI Institutional International Trust Emerging Markets Equity Fund, Class Y	$1,988	$20	$(383)	$27	$1,028	$2,680	185,968	$20	$—

SEI Institutional International Trust International Equity Fund, Class Y	16,157	261	(2,428)	147	7,191	21,328	1,686,040	256	—

SEI Institutional Managed Trust Tax-Managed Large Cap Fund, Class Y	56,045	1,973	(4,373)	680	20,942	75,267	2,488,168	973	1,000

SEI Institutional Managed Trust Tax-Managed Small/Mid Cap Fund, Class Y	14,144	146	(3,255)	32	7,672	18,739	775,289	74	—

SEI Institutional International Trust Emerging Markets Debt Fund, Class Y	3,933	276	(44)	(9)	982	5,138	483,760	38	—

SEI Institutional Managed Trust High Yield Bond Fund, Class Y	7,983	1,213	(383)	(66)	1,492	10,239	1,512,406	626	—

Totals	$100,250	$3,889	$(10,866)	$811	$39,307	$133,391		$1,987	$1,000

Amounts designated as “ – ” are $0 or have been rounded to $0.

14	SEI Asset Allocation Trust / Quarterly Report / December 31, 2020